                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2005

Check here if Amendment [ ];  Amendment Number: ___
      This Amendment (Check only one.):   [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Insurance Company of the West
Address:   11455 El Camino Real
           San Diego, CA 92130


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      H. Michael Freet
Title:     Chief Financial Officer
Phone:     858-350-2551

Signature, Place, and Date of Signing:

        /s/ H. M. Freet                   San Diego, CA               02/13/2006
      ------------------
         [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                               2
                                                              -------

Form 13F Information Table Entry Total:                            53

Form 13F Information Table Value Total:                      $508,960
                                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13-F File Number                             Name

No. 1    28-                                      American Assets, Inc.

No. 2    28-                                            Ernest S. Rady


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                           Form 13-F Information Table
                             as of December 31, 2005


                                                                                                            VOTING AUTHORITY
                                                             SHARES
                         TITLE                  VALUE        / PRN    SH/   PUT/  INVSTMT  OTHER
NAME OF ISSUER           OF CLASS  CUSIP        (x$1000)      AMT     PRN   CALL  DSCRETN  MANAGERS        SOLE     SHARED  NONE
ABBOTT LABORATORIES      COM       002824 10 0  3154         80000    SH          DEFINED  Nos. 1 & 2      80000
ALBERTSONS INC           COM       013104 10 4  534          25000    SH          DEFINED  Nos. 1 & 2      25000
ALTRIA GROUP INC         COM       02209S 10 3  23910        320000   SH          DEFINED  Nos. 1 & 2      320000
AMERICAN ELEC PWR        COM       025537 10 1  453          12000    SH          DEFINED  Nos. 1 & 2      12000
AMGEN INC                COM       031162 10 0  1262         16000    SH          DEFINED  Nos. 1 & 2      16000
BANK AMER CORP           COM       060505 10 4  21044        456000   SH          DEFINED  Nos. 1 & 2      456000
BEAR STEARNS             COM       073902 10 8  7798         68000    SH          DEFINED  Nos. 1 & 2      68000
BRITISH PETROLEUM        COM       055622 10 4  2248         35000    SH          DEFINED  Nos. 1 & 2      35000
CAPITAL ONE FINANCIAL    COM       14040H 10 5  8640         100000   SH          DEFINED  Nos. 1 & 2      100000
CATERPILLAR INC          COM       149123 10 1  1733         30000    SH          DEFINED  Nos. 1 & 2      30000
CHUBB CORP               COM       171232 10 1  3418         35000    SH          DEFINED  Nos. 1 & 2      35000
CINCINNATI FINL CORP     COM       172062 10 1  493          11000    SH          DEFINED  Nos. 1 & 2      11000
COCA COLA                COM       191216 10 0  1008         25000    SH          DEFINED  Nos. 1 & 2      25000
COMCAST CORP             COM       20030N 10 1  2592         100000   SH          DEFINED  Nos. 1 & 2      100000
CONOCOPHILLIPS           COM       20825C 10 4  5818         100000   SH          DEFINED  Nos. 1 & 2      100000
DUKE ENERGY CORP         COM       264399 10 6  2745         100000   SH          DEFINED  Nos. 1 & 2      100000
EDISON INTL              COM       281020 10 7  4360         100000   SH          DEFINED  Nos. 1 & 2      100000
ELI LILLY                COM       532457 10 8  3113         55000    SH          DEFINED  Nos. 1 & 2      55000
EXXON MOBIL              COM       30231G 10 2  2808         50000    SH          DEFINED  Nos. 1 & 2      50000
FEDERAL HM LN MTG CORP   COM       313400 30 1  20912        320000   SH          DEFINED  Nos. 1 & 2      320000
FEDERAL NATL MTG         COM       313586 10 9  5369         110000   SH          DEFINED  Nos. 1 & 2      110000
FIDELITY NATL FINL       COM       316326 10 7  3920         107000   SH          DEFINED  Nos. 1 & 2      107000
FIDELITY NATL TITLE GRP  COM       31620R 10 5  454          19000    SH          DEFINED  Nos. 1 & 2      19000
GENERAL ELECTRIC CO.     COM       369604 10 3  1753         50000    SH          DEFINED  Nos. 1 & 2      50000

GENERAL MILLS            COM       370334 10 4  1731         35000    SH          DEFINED  Nos. 1 & 2  35000
GLAXOSMITHKLINE          COM       37733W 10 5  4543         90000    SH          DEFINED  Nos. 1 & 2  90000
HARTFORD FIN SVCS        COM       416515 10 4  7730         90000    SH          DEFINED  Nos. 1 & 2  90000
HOME DEPOT               COM       437076 10 2  1214         30000    SH          DEFINED  Nos. 1 & 2  30000
HSBC HLDGS PLC           COM       404280 40 6  6458         80000    SH          DEFINED  Nos. 1 & 2  80000
INERGY LP                COM       456615 10 3  389          15000    SH          DEFINED  Nos. 1 & 2  15000
JOHNSON & JOHNSON        COM       478160 10 4  2404         40000    SH          DEFINED  Nos. 1 & 2  40000
JP MORGAN CHASE          COM       46625H 10 0  16074        405000   SH          DEFINED  Nos. 1 & 2  405000
KROGER CO.               COM       501044 10 1  1322         70000    SH          DEFINED  Nos. 1 & 2  70000
MACERICH CO.             COM       554382 10 1  3357         50000    SH          DEFINED  Nos. 1 & 2  50000
MORGAN STANLEY DEAN      COM       617446 44 8  6241         110000   SH          DEFINED  Nos. 1 & 2  110000
OVERSEAS SHIPHOLDING     COM       690368 10 5  504          10000    SH          DEFINED  Nos. 1 & 2  10000
PEPSICO INC              COM       713448 10 8  11604        196000   SH          DEFINED  Nos. 1 & 2  196000
PFIZER INC               COM       717081 10 3  12266        526000   SH          DEFINED  Nos. 1 & 2  526000
PG&E CORP                COM       69331C 10 8  3712         100000   SH          DEFINED  Nos. 1 & 2  100000
PINNACLE WEST CAP CORP   COM       723484 10 1  4135         100000   SH          DEFINED  Nos. 1 & 2  100000
PLUM CREEK TIMBER        COM       729251 10 8  2884         80000    SH          DEFINED  Nos. 1 & 2  80000
PPL CORPORATION          COM       69351T 10 6  2940         100000   SH          DEFINED  Nos. 1 & 2  100000
ROYAL DUTCH SHELL PLC    COM       780259 20 6  8609         140000   SH          DEFINED  Nos. 1 & 2  140000
STARWOOD HOTELS          COM       85590A 20 3  2554         40000    SH          DEFINED  Nos. 1 & 2  40000
TIME WARNER INC          COM       887317 10 5  523          30000    SH          DEFINED  Nos. 1 & 2  30000
UNUMPROVIDENT CORP       COM       91529Y 10 6  569          25000    SH          DEFINED  Nos. 1 & 2  25000
USG CORP                 COM       903293 40 5  1300         20000    SH          DEFINED  Nos. 1 & 2  20000
VIACOM INC               COM       925524 30 8  1310         40000    SH          DEFINED  Nos. 1 & 2  40000
WELLS FARGO & CO.        COM       949746 10 1  12566        200000   SH          DEFINED  Nos. 1 & 2  200000
WESTCORP                 COM       957907 10 8  255162       3831000  SH          DEFINED  Nos. 1 & 2  3831000
WFS FINANCIAL            COM       92923B 10 6  838          11000    SH          DEFINED  Nos. 1 & 2  11000
WYETH                    COM       983024 10 0  4607         100000   SH          DEFINED  Nos. 1 & 2  100000
YUM BRANDS               COM       988498 10 1  1875         40000    SH          DEFINED  Nos. 1 & 2  40000